Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of information about defined benefit plans [abstract]
Summary of Employment Benefits
(1)	Employment benefit obligations as of December 31, 2023 and 2024 are as follows:

		2023	2024
		In millions of won
Net defined benefit asset	￦	70,187	40,425
Net defined benefit obligations		1,033,409	1,449,837
Other long-term employee benefit obligations		1,911	1,710

Summary of Principal Assumptions on Actuarial Valuation
(2)	Principal assumptions used for actuarial valuation as of December 31, 2023 and 2024 are as follows:

	2023	2024
Discount rate	4.06%~5.44%	3.38%~5.06%
Future salary and benefit levels	4.82%	4.83%
Weighted average duration	9.52 years	9.89 years

Summary of Expense Relating to defined Benefit Plans
(3)	Details of expense relating to defined benefit plans for the years ended December 31, 2022, 2023 and 2024 are as follows:

		2022	2023	2024
		In millions of won
Current service cost	￦	496,722	373,802	430,308
Interest cost		116,256	190,257	184,169
Expected return on plan assets		(73,484)	(163,074)	(141,108)
Past service cost		125	—	—

	￦	539,619	400,985	473,369

Expenses described above are recognized in those items below in the consolidated financial statements.

		2022	2023	2024
		In millions of won
Cost of sales	￦	404,243	285,209	340,165
Selling and administrative expenses		81,457	73,521	87,815
Others (Construction-in-progress and others)		53,919	42,255	45,389

	￦	539,619	400,985	473,369

Summary of Defined Benefits
(4)	Details of defined benefit obligations as of December 31, 2023 and 2024 are as follows:

		2023	2024
		In millions of won
Present value of defined benefit obligation from funded plans	￦	4,312,702	4,960,645
Fair value of plan assets		(3,349,480)	(3,551,233)

Net liabilities incurred from defined benefit plans	￦	963,222	1,409,412

Summary of Changes in the Present Value of Defined Benefits
(5)	Changes in the present value of defined benefit obligations for the years ended December 31, 2023 and 2024 are as follows:

		2023	2024
		In millions of won
Beginning balance	￦	3,776,715	4,312,702
Current service cost		373,802	430,308
Interest cost		190,257	184,169
Remeasurement component		409,635	425,671
Past service cost		—	—
Actual payments		(437,734)	(392,336)
Others		27	131

Ending balance	￦	4,312,702	4,960,645

Summary of Changes in the Fair Value of Plan Assets
(6)	Changes in the fair value of plan assets for the years ended December 31, 2023 and 2024 are as follows:

		2023	2024
		In millions of won
Beginning balance	￦	3,149,414	3,349,480
Expected return		163,074	141,108
Remeasurement component		4,777	(10,030)
Contributions by the employers		188,566	254,763
Actual payments		(156,351)	(184,088)

Ending balance	￦	3,349,480	3,551,233

Summary of the Fair Value of Plan Assets
(7)	Details of the fair value of plan assets as of December 31, 2023 and 2024 are as follows:

		2023	2024
		In millions of won
Equity instruments	￦	5,326	2,308
Debt instruments		697,907	413,522
Bank deposits		611,821	452,158
Others(*)		2,034,426	2,683,245

	￦	3,349,480	3,551,233

(*)	‘Others’ consist of various financial assets managed by external asset management companies.

Summary of Remeasurement Components Recognized in Other Comprehensive Income (loss)
(8)	Remeasurement components recognized in other comprehensive income (loss) for the years ended December 31, 2023 and 2024 are as follows:

		2023	2024
		In millions of won
Actuarial gain from changes in financial assumptions	￦	429,810	320,582
Experience adjustments, etc.		(20,175)	105,089
Expected return		(4,777)	10,030

	￦	404,858	435,701